Schedule of Fair Value Measurement of Unobservable Inputs (Details)	Nov. 09, 2021 $ / shares
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value per warrant	$ 0.50
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value per warrant	$ 0.50
Measurement Input, Share Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	9.79
Measurement Input, Share Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	9.79
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	0.0134
Measurement Input, Risk Free Interest Rate [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	0.0134
Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	5.87
Measurement Input, Expected Term [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	5.87
Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	10.0
Measurement Input, Price Volatility [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	10.0
Measurement Input, Exercise Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	11.50
Measurement Input, Exercise Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	11.50